                                THE GALAXY FUND
                                  ("Galaxy")

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund
                                 (the "Funds")

                               Preferred Shares

                     Supplement dated June 30, 2005 to the
                      Prospectus dated February 28, 2005

   The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

Hypothetical Investment and Expense Information

   The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Preferred Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Institutional Money Market Fund

Preferred Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.53%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
----         -----------------      ------------------  -----------------  ------------------ --------
 1                 5.00%                $10,500.00             4.47%           $10,447.00     $ 54.18
 2                 10.25%               $11,025.00             9.14%           $10,913.98     $ 56.61
 3                 15.76%               $11,576.25            14.02%           $11,401.84     $ 59.14
 4                 21.55%               $12,155.06            19.11%           $11,911.50     $ 61.78
 5                 27.63%               $12,762.82            24.44%           $12,443.94     $ 64.54
 6                 34.01%               $13,400.96            30.00%           $13,000.19     $ 67.43
 7                 40.71%               $14,071.00            35.81%           $13,581.29     $ 70.44
 8                 47.75%               $14,774.55            41.88%           $14,188.38     $ 73.59
 9                 55.13%               $15,513.28            48.23%           $14,822.60     $ 76.88
 10                62.89%               $16,288.95            54.85%           $15,485.17     $ 80.32

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,485.17
Total Annual Fees and Expenses                                                                $664.91

Galaxy Institutional Government Money Market Fund

Preferred Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.56%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.44%           $10,444.00     $ 57.24
 2                 10.25%               $11,025.00             9.08%           $10,907.71     $ 59.78
 3                 15.76%               $11,576.25            13.92%           $11,392.02     $ 62.44
 4                 21.55%               $12,155.06            18.98%           $11,897.82     $ 65.21
 5                 27.63%               $12,762.82            24.26%           $12,426.08     $ 68.11
 6                 34.01%               $13,400.96            29.78%           $12,977.80     $ 71.13
 7                 40.71%               $14,071.00            35.54%           $13,554.02     $ 74.29
 8                 47.75%               $14,774.55            41.56%           $14,155.82     $ 77.59
 9                 55.13%               $15,513.28            47.84%           $14,784.33     $ 81.03
 10                62.89%               $16,288.95            54.41%           $15,440.76     $ 84.63

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,440.76
Total Annual Fees and Expenses                                                                $701.45

Galaxy Institutional Treasury Money Market Fund

Preferred Shares

 Annual Expense Ratio              Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.53%                                    $10,000                              5%

            Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
             Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year            Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
----        -----------------      ------------------  -----------------  ------------------ --------
 1                5.00%                $10,500.00             4.47%           $10,447.00     $ 54.18
 2                10.25%               $11,025.00             9.14%           $10,913.98     $ 56.61
 3                15.76%               $11,576.25            14.02%           $11,401.84     $ 59.14
 4                21.55%               $12,155.06            19.11%           $11,911.50     $ 61.78
 5                27.63%               $12,762.82            24.44%           $12,443.94     $ 64.54
 6                34.01%               $13,400.96            30.00%           $13,000.19     $ 67.43
 7                40.71%               $14,071.00            35.81%           $13,581.29     $ 70.44
 8                47.75%               $14,774.55            41.88%           $14,188.38     $ 73.59
 9                55.13%               $15,513.28            48.23%           $14,822.60     $ 76.88
 10               62.89%               $16,288.95            54.85%           $15,485.17     $ 80.32

Total Gain Before Fee and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                            $ 5,485.17
Total Annual Fees and Expenses                                                               $664.91

MMGALIN3-SUP (6/30/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund
                                 (the "Funds")

                             Institutional Shares

                     Supplement dated June 30, 2005 to the
                      Prospectus dated February 28, 2005

   The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Institutional Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Institutional Money Market Fund

Institutional Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.28%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
----         -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.72%           $10,472.00     $ 28.66
 2                 10.25%               $11,025.00             9.66%           $10,966.28     $ 30.01
 3                 15.76%               $11,576.25            14.84%           $11,483.89     $ 31.43
 4                 21.55%               $12,155.06            20.26%           $12,025.93     $ 32.91
 5                 27.63%               $12,762.82            25.94%           $12,593.55     $ 34.47
 6                 34.01%               $13,400.96            31.88%           $13,187.97     $ 36.09
 7                 40.71%               $14,071.00            38.10%           $13,810.44     $ 37.80
 8                 47.75%               $14,774.55            44.62%           $14,462.29     $ 39.58
 9                 55.13%               $15,513.28            51.45%           $15,144.91     $ 41.45
 10                62.89%               $16,288.95            58.60%           $15,859.75     $ 43.41

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,859.75
Total Annual Fees and Expenses                                                                $355.81

Galaxy Institutional Government Money Market Fund

Institutional Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.31%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
----         -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.69%           $10,469.00     $ 31.73
 2                 10.25%               $11,025.00             9.60%           $10,960.00     $ 33.21
 3                 15.76%               $11,576.25            14.74%           $11,474.02     $ 34.77
 4                 21.55%               $12,155.06            20.12%           $12,012.15     $ 36.40
 5                 27.63%               $12,762.82            25.76%           $12,575.52     $ 38.11
 6                 34.01%               $13,400.96            31.65%           $13,165.31     $ 39.90
 7                 40.71%               $14,071.00            37.83%           $13,782.77     $ 41.77
 8                 47.75%               $14,774.55            44.29%           $14,429.18     $ 43.73
 9                 55.13%               $15,513.28            51.06%           $15,105.91     $ 45.78
 10                62.89%               $16,288.95            58.14%           $15,814.37     $ 47.93

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,814.37
Total Annual Fees and Expenses                                                                $393.33

Galaxy Institutional Treasury Money Market Fund

Institutional Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.28%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
----         -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.72%           $10,472.00     $ 28.66
 2                 10.25%               $11,025.00             9.66%           $10,966.28     $ 30.01
 3                 15.76%               $11,576.25            14.84%           $11,483.89     $ 31.43
 4                 21.55%               $12,155.06            20.26%           $12,025.93     $ 32.91
 5                 27.63%               $12,762.82            25.94%           $12,593.55     $ 34.47
 6                 34.01%               $13,400.96            31.88%           $13,187.97     $ 36.09
 7                 40.71%               $14,071.00            38.10%           $13,810.44     $ 37.80
 8                 47.75%               $14,774.55            44.62%           $14,462.29     $ 39.58
 9                 55.13%               $15,513.28            51.45%           $15,144.91     $ 41.45
 10                62.89%               $16,288.95            58.60%           $15,859.75     $ 43.41

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,859.75
Total Annual Fees and Expenses                                                                $355.81

MMGALIN1-SUP (6/30/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                           Galaxy Money Market Fund
                      Galaxy Government Money Market Fund
                    Galaxy U.S. Treasury Money Market Fund
                      Galaxy Tax-Exempt Money Market Fund
                                 (the "Funds")

                                 Trust Shares

                     Supplement dated June 30, 2005 to the
                      Prospectus dated September 30, 2004

   The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Trust Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Money Market Fund

Trust Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.49%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.51%           $10,451.00     $ 50.10
 2                 10.25%               $11,025.00             9.22%           $10,922.34     $ 52.36
 3                 15.76%               $11,576.25            14.15%           $11,414.94     $ 54.73
 4                 21.55%               $12,155.06            19.30%           $11,929.75     $ 57.19
 5                 27.63%               $12,762.82            24.68%           $12,467.78     $ 59.77
 6                 34.01%               $13,400.96            30.30%           $13,030.08     $ 62.47
 7                 40.71%               $14,071.00            36.18%           $13,617.74     $ 65.29
 8                 47.75%               $14,774.55            42.32%           $14,231.90     $ 68.23
 9                 55.13%               $15,513.28            48.74%           $14,873.76     $ 71.31
 10                62.89%               $16,288.95            55.45%           $15,544.56     $ 74.52

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,544.56
Total Annual Fees and Expenses                                                                $615.97

Galaxy Government Money Market Fund

Trust Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.52%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.48%           $10,448.00     $ 53.16
 2                 10.25%               $11,025.00             9.16%           $10,916.07     $ 55.55
 3                 15.76%               $11,576.25            14.05%           $11,405.11     $ 58.04
 4                 21.55%               $12,155.06            19.16%           $11,916.06     $ 60.64
 5                 27.63%               $12,762.82            24.50%           $12,449.90     $ 63.35
 6                 34.01%               $13,400.96            30.08%           $13,007.65     $ 66.19
 7                 40.71%               $14,071.00            35.90%           $13,590.40     $ 69.15
 8                 47.75%               $14,774.55            41.99%           $14,199.25     $ 72.25
 9                 55.13%               $15,513.28            48.35%           $14,835.37     $ 75.49
 10                62.89%               $16,288.95            55.00%           $15,500.00     $ 78.87

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,500.00
Total Annual Fees and Expenses                                                                $652.69

Galaxy U.S. Treasury Money Market Fund

Trust Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.49%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.51%           $10,451.00     $ 50.10
 2                 10.25%               $11,025.00             9.22%           $10,922.34     $ 52.36
 3                 15.76%               $11,576.25            14.15%           $11,414.94     $ 54.73
 4                 21.55%               $12,155.06            19.30%           $11,929.75     $ 57.19
 5                 27.63%               $12,762.82            24.68%           $12,467.78     $ 59.77
 6                 34.01%               $13,400.96            30.30%           $13,030.08     $ 62.47
 7                 40.71%               $14,071.00            36.18%           $13,617.74     $ 65.29
 8                 47.75%               $14,774.55            42.32%           $14,231.90     $ 68.23
 9                 55.13%               $15,513.28            48.74%           $14,873.76     $ 71.31
 10                62.89%               $16,288.95            55.45%           $15,544.56     $ 74.52

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,544.56
Total Annual Fees and Expenses                                                                $615.97

Galaxy Tax-Exempt Money Market Fund

Trust Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.49%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.51%           $10,451.00     $ 50.10
 2                 10.25%               $11,025.00             9.22%           $10,922.34     $ 52.36
 3                 15.76%               $11,576.25            14.15%           $11,414.94     $ 54.73
 4                 21.55%               $12,155.06            19.30%           $11,929.75     $ 57.19
 5                 27.63%               $12,762.82            24.68%           $12,467.78     $ 59.77
 6                 34.01%               $13,400.96            30.30%           $13,030.08     $ 62.47
 7                 40.71%               $14,071.00            36.18%           $13,617.74     $ 65.29
 8                 47.75%               $14,774.55            42.32%           $14,231.90     $ 68.23
 9                 55.13%               $15,513.28            48.74%           $14,873.76     $ 71.31
 10                62.89%               $16,288.95            55.45%           $15,544.56     $ 74.52

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,544.56
Total Annual Fees and Expenses                                                                $615.97

GALMMTS-SUP (6/30/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund
                                 (the "Funds")

                                 Select Shares

                     Supplement dated June 30, 2005 to the
                      Prospectus dated February 28, 2005

   The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Select Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Institutional Money Market Fund

Select Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.43%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
----         -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.57%           $10,457.00     $ 43.98
 2                 10.25%               $11,025.00             9.35%           $10,934.88     $ 45.99
 3                 15.76%               $11,576.25            14.35%           $11,434.61     $ 48.09
 4                 21.55%               $12,155.06            19.57%           $11,957.17     $ 50.29
 5                 27.63%               $12,762.82            25.04%           $12,503.61     $ 52.59
 6                 34.01%               $13,400.96            30.75%           $13,075.03     $ 54.99
 7                 40.71%               $14,071.00            36.73%           $13,672.56     $ 57.51
 8                 47.75%               $14,774.55            42.97%           $14,297.39     $ 60.14
 9                 55.13%               $15,513.28            49.51%           $14,950.78     $ 62.88
 10                62.89%               $16,288.95            56.34%           $15,634.04     $ 65.76

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,634.04
Total Annual Fees and Expenses                                                                $542.22

Galaxy Institutional Government Money Market Fund

Select Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.46%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.54%           $10,454.00     $ 47.04
 2                 10.25%               $11,025.00             9.29%           $10,928.61     $ 49.18
 3                 15.76%               $11,576.25            14.25%           $11,424.77     $ 51.41
 4                 21.55%               $12,155.06            19.43%           $11,943.46     $ 53.75
 5                 27.63%               $12,762.82            24.86%           $12,485.69     $ 56.19
 6                 34.01%               $13,400.96            30.53%           $13,052.54     $ 58.74
 7                 40.71%               $14,071.00            36.45%           $13,645.12     $ 61.40
 8                 47.75%               $14,774.55            42.65%           $14,264.61     $ 64.19
 9                 55.13%               $15,513.28            49.12%           $14,912.23     $ 67.11
 10                62.89%               $16,288.95            55.89%           $15,589.24     $ 70.15

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,589.24
Total Annual Fees and Expenses                                                                $579.16

Galaxy Institutional Treasury Money Market Fund

Select Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.43%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
----         -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.57%           $10,457.00     $ 43.98
 2                 10.25%               $11,025.00             9.35%           $10,934.88     $ 45.99
 3                 15.76%               $11,576.25            14.35%           $11,434.61     $ 48.09
 4                 21.55%               $12,155.06            19.57%           $11,957.17     $ 50.29
 5                 27.63%               $12,762.82            25.04%           $12,503.61     $ 52.59
 6                 34.01%               $13,400.96            30.75%           $13,075.03     $ 54.99
 7                 40.71%               $14,071.00            36.73%           $13,672.56     $ 57.51
 8                 47.75%               $14,774.55            42.97%           $14,297.39     $ 60.14
 9                 55.13%               $15,513.28            49.51%           $14,950.78     $ 62.88
 10                62.89%               $16,288.95            56.34%           $15,634.04     $ 65.76

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,634.04
Total Annual Fees and Expenses                                                                $542.22

MMGALIN2-SUP (6/30/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                Galaxy Connecticut Municipal Money Market Fund
               Galaxy Massachusetts Municipal Money Market Fund
                  Galaxy New York Municipal Money Market Fund
                 Galaxy New Jersey Municipal Money Market Fund
                  Galaxy Florida Municipal Money Market Fund
                                 (the "Funds")

                                 Trust Shares

                     Supplement dated June 30, 2005 to the
                      Prospectus dated September 30, 2004

   The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Trust Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Connecticut Municipal Money Market Fund

Trust Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount      Assumed Rate of Return
        1.23%                                       $10,000                               5%

             Cumulative Return      Hypothetical Year-End Cumulative Return Hypothetical Year-End  Annual
              Before Fees and          Balance Before      After Fees and       Balance After     Fees and
Year             Expenses             Fees and Expenses       Expenses        Fees and Expenses   Expenses
   ----      -----------------      --------------------- ----------------- --------------------- ---------
 1                  5.00%                $10,500.00              3.77%           $10,377.00       $  125.32
 2                 10.25%                $11,025.00              7.68%           $10,768.21       $  130.04
 3                 15.76%                $11,576.25             11.74%           $11,174.17       $  134.95
 4                 21.55%                $12,155.06             15.95%           $11,595.44       $  140.03
 5                 27.63%                $12,762.82             20.33%           $12,032.59       $  145.31
 6                 34.01%                $13,400.96             24.86%           $12,486.22       $  150.79
 7                 40.71%                $14,071.00             29.57%           $12,956.95       $  156.48
 8                 47.75%                $14,774.55             34.45%           $13,445.42       $  162.37
 9                 55.13%                $15,513.28             39.52%           $13,952.32       $  168.50
 10                62.89%                $16,288.95             44.78%           $14,478.32       $  174.85

Total Gain Before Fees and Expenses      $ 6,288.95
Total Gain After Fees and Expenses                                               $ 4,478.32
Total Annual Fees and Expenses                                                                    $1,488.64

Galaxy Massachusetts Municipal Money Market Fund

Trust Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount      Assumed Rate of Return
        0.52%                                       $10,000                               5%

             Cumulative Return      Hypothetical Year-End Cumulative Return Hypothetical Year-End  Annual
              Before Fees and          Balance Before      After Fees and       Balance After     Fees and
Year             Expenses             Fees and Expenses       Expenses        Fees and Expenses   Expenses
   ----      -----------------      --------------------- ----------------- --------------------- --------
 1                  5.00%                $10,500.00              4.48%           $10,448.00       $ 53.16
 2                 10.25%                $11,025.00              9.16%           $10,916.07       $ 55.55
 3                 15.76%                $11,576.25             14.05%           $11,405.11       $ 58.04
 4                 21.55%                $12,155.06             19.16%           $11,916.06       $ 60.64
 5                 27.63%                $12,762.82             24.50%           $12,449.90       $ 63.35
 6                 34.01%                $13,400.96             30.08%           $13,007.65       $ 66.19
 7                 40.71%                $14,071.00             35.90%           $13,590.40       $ 69.15
 8                 47.75%                $14,774.55             41.99%           $14,199.25       $ 72.25
 9                 55.13%                $15,513.28             48.35%           $14,835.37       $ 75.49
 10                62.89%                $16,288.95             55.00%           $15,500.00       $ 78.87

Total Gain Before Fees and Expenses      $ 6,288.95
Total Gain After Fees and Expenses                                               $ 5,500.00
Total Annual Fees and Expenses                                                                    $652.69

Galaxy New York Municipal Money Market Fund

Trust Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount      Assumed Rate of Return
        0.77%                                       $10,000                               5%

             Cumulative Return      Hypothetical Year-End Cumulative Return Hypothetical Year-End  Annual
              Before Fees and          Balance Before      After Fees and       Balance After     Fees and
Year             Expenses             Fees and Expenses       Expenses        Fees and Expenses   Expenses
   ----      -----------------      --------------------- ----------------- --------------------- --------
 1                  5.00%                $10,500.00              4.23%           $10,423.00       $ 78.63
 2                 10.25%                $11,025.00              8.64%           $10,863.89       $ 81.95
 3                 15.76%                $11,576.25             13.23%           $11,323.44       $ 85.42
 4                 21.55%                $12,155.06             18.02%           $11,802.42       $ 89.03
 5                 27.63%                $12,762.82             23.02%           $12,301.66       $ 92.80
 6                 34.01%                $13,400.96             28.22%           $12,822.02       $ 96.73
 7                 40.71%                $14,071.00             33.64%           $13,364.39       $100.82
 8                 47.75%                $14,774.55             39.30%           $13,929.70       $105.08
 9                 55.13%                $15,513.28             45.19%           $14,518.93       $109.53
 10                62.89%                $16,288.95             51.33%           $15,133.08       $114.16

Total Gain Before Fees and Expenses      $ 6,288.95
Total Gain After Fees and Expenses                                               $ 5,133.08
Total Annual Fees and Expenses                                                                    $954.15

Galaxy New Jersey Municipal Money Market Fund

Trust Shares

 Annual Expense Ratio             Initial Hypothetical Investment Amount      Assumed Rate of Return
        0.59%                                     $10,000                               5%

            Cumulative Return     Hypothetical Year-End Cumulative Return Hypothetical Year-End  Annual
             Before Fees and         Balance Before      After Fees and       Balance After     Fees and
Year            Expenses            Fees and Expenses       Expenses        Fees and Expenses   Expenses
  ----      -----------------     --------------------- ----------------- --------------------- --------
 1                 5.00%               $10,500.00              4.41%           $10,441.00       $ 60.30
 2                10.25%               $11,025.00              9.01%           $10,901.45       $ 62.96
 3                15.76%               $11,576.25             13.82%           $11,382.20       $ 65.74
 4                21.55%               $12,155.06             18.84%           $11,884.16       $ 68.64
 5                27.63%               $12,762.82             24.08%           $12,408.25       $ 71.66
 6                34.01%               $13,400.96             29.55%           $12,955.45       $ 74.82
 7                40.71%               $14,071.00             35.27%           $13,526.79       $ 78.12
 8                47.75%               $14,774.55             41.23%           $14,123.32       $ 81.57
 9                55.13%               $15,513.28             47.46%           $14,746.16       $ 85.16
 10               62.89%               $16,288.95             53.96%           $15,396.46       $ 88.92

Total Gain Before Fees & Expenses      $ 6,288.95
Total Gain After Fees & Expenses                                               $ 5,396.46
Total Annual Fees & Expenses Paid                                                               $737.90

Galaxy Florida Municipal Money Market Fund

Trust Shares

 Annual Expense Ratio             Initial Hypothetical Investment Amount      Assumed Rate of Return
        0.57%                                   $10,000.00                              5%

            Cumulative Return     Hypothetical Year-End Cumulative Return Hypothetical Year-End  Annual
             Before Fees and         Balance Before      After Fees and       Balance After     Fees and
Year            Expenses            Fees and Expenses       Expenses        Fees and Expenses   Expenses
  ----      -----------------     --------------------- ----------------- --------------------- --------
 1                 5.00%               $10,500.00              4.43%           $10,443.00       $ 58.26
 2                10.25%               $11,025.00              9.06%           $10,905.62       $ 60.84
 3                15.76%               $11,576.25             13.89%           $11,388.74       $ 63.54
 4                21.55%               $12,155.06             18.93%           $11,893.27       $ 66.35
 5                27.63%               $12,762.82             24.20%           $12,420.14       $ 69.29
 6                34.01%               $13,400.96             29.70%           $12,970.35       $ 72.36
 7                40.71%               $14,071.00             35.45%           $13,544.94       $ 75.57
 8                47.75%               $14,774.55             41.45%           $14,144.98       $ 78.92
 9                55.13%               $15,513.28             47.72%           $14,771.60       $ 82.41
 10               62.89%               $16,288.95             54.26%           $15,425.98       $ 86.06

Total Gain Before Fees & Expenses      $ 6,288.95
Total Gain After Fees & Expenses                                               $ 5,425.98
Total Annual Fees & Expenses Paid                                                               $713.62

MMTRSS-SUP (6/30/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                Galaxy Connecticut Municipal Money Market Fund
               Galaxy Massachusetts Municipal Money Market Fund
                  Galaxy New York Municipal Money Market Fund
                 Galaxy New Jersey Municipal Money Market Fund
                  Galaxy Florida Municipal Money Market Fund
                                 (the "Funds")

                                Retail A Shares

                     Supplement dated June 30, 2005 to the
                      Prospectus dated September 30, 2004

   The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Connecticut Municipal Money Market Fund

Retail A Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.64%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.36%           $10,436.00     $ 65.40
 2                 10.25%               $11,025.00             8.91%           $10,891.01     $ 68.25
 3                 15.76%               $11,576.25            13.66%           $11,365.86     $ 71.22
 4                 21.55%               $12,155.06            18.61%           $11,861.41     $ 74.33
 5                 27.63%               $12,762.82            23.79%           $12,378.57     $ 77.57
 6                 34.01%               $13,400.96            29.18%           $12,918.27     $ 80.95
 7                 40.71%               $14,071.00            34.82%           $13,481.51     $ 84.48
 8                 47.75%               $14,774.55            40.69%           $14,069.30     $ 88.16
 9                 55.13%               $15,513.28            46.83%           $14,682.72     $ 92.01
 10                62.89%               $16,288.95            53.23%           $15,322.89     $ 96.02

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,322.89
Total Annual Fees and Expenses                                                                $798.39

Galaxy Massachusetts Municipal Money Market Fund

Retail A Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.60%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.40%           $10,440.00     $ 61.32
 2                 10.25%               $11,025.00             8.99%           $10,899.36     $ 64.02
 3                 15.76%               $11,576.25            13.79%           $11,378.93     $ 66.83
 4                 21.55%               $12,155.06            18.80%           $11,879.60     $ 69.78
 5                 27.63%               $12,762.82            24.02%           $12,402.31     $ 72.85
 6                 34.01%               $13,400.96            29.48%           $12,948.01     $ 76.05
 7                 40.71%               $14,071.00            35.18%           $13,517.72     $ 79.40
 8                 47.75%               $14,774.55            41.13%           $14,112.50     $ 82.89
 9                 55.13%               $15,513.28            47.33%           $14,733.45     $ 86.54
 10                62.89%               $16,288.95            53.82%           $15,381.72     $ 90.35

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,381.72
Total Annual Fees and Expenses                                                                $750.03

Galaxy New York Municipal Money Market Fund

Retail A Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount    Assumed Rate of Return
        0.88%                                     $10,000                               5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ ---------
 1                  5.00%               $10,500.00             4.12%           $10,412.00     $   89.81
 2                 10.25%               $11,025.00             8.41%           $10,840.97     $   93.51
 3                 15.76%               $11,576.25            12.88%           $11,287.62     $   97.37
 4                 21.55%               $12,155.06            17.53%           $11,752.67     $  101.38
 5                 27.63%               $12,762.82            22.37%           $12,236.88     $  105.55
 6                 34.01%               $13,400.96            27.41%           $12,741.04     $  109.90
 7                 40.71%               $14,071.00            32.66%           $13,265.97     $  114.43
 8                 47.75%               $14,774.55            38.13%           $13,812.53     $  119.15
 9                 55.13%               $15,513.28            43.82%           $14,381.61     $  124.05
 10                62.89%               $16,288.95            49.74%           $14,974.13     $  129.17

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 4,974.13
Total Annual Fees and Expenses                                                                $1,084.32

Galaxy New Jersey Municipal Money Market Fund

Retail A Shares

 Annual Expense Ratio             Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.69%                                  $10,000.00                            5%

            Cumulative Return     Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
             Before Fees and      End Balance Before   After Fees and    End Balance After  Fees and
Year            Expenses          Fees and Expenses       Expenses       Fees and Expenses  Expenses
  ----      -----------------     ------------------  -----------------  ------------------ --------
 1                 5.00%              $10,500.00             4.31%           $10,431.00     $ 70.49
 2                10.25%              $11,025.00             8.81%           $10,880.58     $ 73.52
 3                15.76%              $11,576.25            13.50%           $11,349.53     $ 76.69
 4                21.55%              $12,155.06            18.39%           $11,838.69     $ 80.00
 5                27.63%              $12,762.82            23.49%           $12,348.94     $ 83.45
 6                34.01%              $13,400.96            28.81%           $12,881.18     $ 87.04
 7                40.71%              $14,071.00            34.36%           $13,436.36     $ 90.80
 8                47.75%              $14,774.55            40.15%           $14,015.47     $ 94.71
 9                55.13%              $15,513.28            46.20%           $14,619.53     $ 98.79
 10               62.89%              $16,288.95            52.50%           $15,249.64     $103.05

Total Gain Before Fees & Expenses     $ 6,288.95                             $ 5,249.64
Total Gain After Fees & Expenses
Total Annual Fees & Expenses Paid                                                           $858.54

Galaxy Florida Municipal Money Market Fund

Retail A Shares

 Annual Expense Ratio             Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.67%                                  $10,000.00                            5%

            Cumulative Return     Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
             Before Fees and      End Balance Before   After Fees and    End Balance After  Fees and
Year            Expenses          Fees and Expenses       Expenses       Fees and Expenses  Expenses
  ----      -----------------     ------------------  -----------------  ------------------ --------
 1                 5.00%              $10,500.00             4.33%           $10,433.00     $ 68.45
 2                10.25%              $11,025.00             8.85%           $10,884.75     $ 71.41
 3                15.76%              $11,576.25            13.56%           $11,356.06     $ 74.51
 4                21.55%              $12,155.06            18.48%           $11,847.78     $ 77.73
 5                27.63%              $12,762.82            23.61%           $12,360.78     $ 81.10
 6                34.01%              $13,400.96            28.96%           $12,896.01     $ 84.61
 7                40.71%              $14,071.00            34.54%           $13,454.40     $ 88.27
 8                47.75%              $14,774.55            40.37%           $14,036.98     $ 92.10
 9                55.13%              $15,513.28            46.45%           $14,644.78     $ 96.08
 10               62.89%              $16,288.95            52.79%           $15,278.90     $100.24

Total Gain Before Fees & Expenses     $ 6,288.95                             $ 5,278.90
Total Gain After Fees & Expenses
Total Annual Fees & Expenses Paid                                                           $834.51

MMRETSS-SUP (6/30/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                           Galaxy Money Market Fund
                      Galaxy Government Money Market Fund
                    Galaxy U.S. Treasury Money Market Fund
                      Galaxy Tax-Exempt Money Market Fund
                                 (the "Funds")

                                Retail A Shares

                     Supplement dated June 30, 2005 to the
                      Prospectus dated September 30, 2004

   The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment and expense information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show for each year the estimated annual fees and expenses that would be charged on a hypothetical investment of $10,000 in Retail A Shares of the Funds assuming a 5% return each year, the cumulative return before fees and expenses, the hypothetical year-end balance before fees and expenses, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. Summary information is also provided for the 10-year period on total gain before fees and expenses, total gain after fees and expenses and total annual fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements.

Galaxy Money Market Fund

Retail A Shares

 Annual Expense Ratio               Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.76%                                     $10,000                              5%

             Cumulative Return      Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
              Before Fees and       End Balance Before   After Fees and    End Balance After  Fees and
Year             Expenses           Fees and Expenses       Expenses       Fees and Expenses  Expenses
   ----      -----------------      ------------------  -----------------  ------------------ --------
 1                  5.00%               $10,500.00             4.24%           $10,424.00     $ 77.61
 2                 10.25%               $11,025.00             8.66%           $10,865.98     $ 80.90
 3                 15.76%               $11,576.25            13.27%           $11,326.70     $ 84.33
 4                 21.55%               $12,155.06            18.07%           $11,806.95     $ 87.91
 5                 27.63%               $12,762.82            23.08%           $12,307.56     $ 91.64
 6                 34.01%               $13,400.96            28.29%           $12,829.40     $ 95.52
 7                 40.71%               $14,071.00            33.73%           $13,373.37     $ 99.57
 8                 47.75%               $14,774.55            39.40%           $13,940.40     $103.79
 9                 55.13%               $15,513.28            45.31%           $14,531.47     $108.19
 10                62.89%               $16,288.95            51.48%           $15,147.61     $112.78

Total Gain Before Fees and Expenses     $ 6,288.95
Total Gain After Fees and Expenses                                             $ 5,147.61
Total Annual Fees and Expenses                                                                $942.24

Galaxy Government Money Market Fund

Retail A Shares

 Annual Expense Ratio  Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.66%                        $10,000                              5%

     Cumulative Return Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
      Before Fees and  End Balance Before   After Fees and    End Balance After  Fees and
Year     Expenses      Fees and Expenses       Expenses       Fees and Expenses  Expenses
---- ----------------- ------------------  -----------------  ------------------ --------
  1        5.00%           $10,500.00            4.34%            $10,434.00     $ 67.43
  2       10.25%           $11,025.00            8.87%            $10,886.84     $ 70.36
  3       15.76%           $11,576.25           13.59%            $11,359.32     $ 73.41
  4       21.55%           $12,155.06           18.52%            $11,852.32     $ 76.60
  5       27.63%           $12,762.82           23.67%            $12,366.71     $ 79.92
  6       34.01%           $13,400.96           29.03%            $12,903.42     $ 83.39
  7       40.71%           $14,071.00           34.63%            $13,463.43     $ 87.01
  8       47.75%           $14,774.55           40.48%            $14,047.75     $ 90.79
  9       55.13%           $15,513.28           46.57%            $14,657.42     $ 94.73
  10      62.89%           $16,288.95           52.94%            $15,293.55     $ 98.84

Total Gain Before
  Fees and Expenses        $ 6,288.95
Total Gain After Fees and Expenses                                $ 5,293.55
Total Annual Fees and Expenses                                                   $822.48

Galaxy U.S. Treasury Money Market Fund

Retail A Shares

 Annual Expense Ratio  Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.65%                        $10,000                              5%

     Cumulative Return Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
      Before Fees and  End Balance Before   After Fees and    End Balance After  Fees and
Year     Expenses      Fees and Expenses       Expenses       Fees and Expenses  Expenses
---- ----------------- ------------------  -----------------  ------------------ --------
  1        5.00%           $10,500.00            4.35%            $10,435.00     $ 66.41
  2       10.25%           $11,025.00            8.89%            $10,888.92     $ 69.30
  3       15.76%           $11,576.25           13.63%            $11,362.59     $ 72.32
  4       21.55%           $12,155.06           18.57%            $11,856.86     $ 75.46
  5       27.63%           $12,762.82           23.73%            $12,372.64     $ 78.75
  6       34.01%           $13,400.96           29.11%            $12,910.85     $ 82.17
  7       40.71%           $14,071.00           34.72%            $13,472.47     $ 85.75
  8       47.75%           $14,774.55           40.59%            $14,058.52     $ 89.48
  9       55.13%           $15,513.28           46.70%            $14,670.07     $ 93.37
  10      62.89%           $16,288.95           53.08%            $15,308.21     $ 97.43

Total Gain Before
  Fees and Expenses        $ 6,288.95
Total Gain After Fees and Expenses                                $ 5,308.21
Total Annual Fees and Expenses                                                   $810.44

Galaxy Tax-Exempt Money Market Fund

Retail A Shares

 Annual Expense Ratio  Initial Hypothetical Investment Amount   Assumed Rate of Return
        0.61%                        $10,000                              5%

     Cumulative Return Hypothetical Year-  Cumulative Return  Hypothetical Year-  Annual
      Before Fees and  End Balance Before   After Fees and    End Balance After  Fees and
Year     Expenses      Fees and Expenses       Expenses       Fees and Expenses  Expenses
---- ----------------- ------------------  -----------------  ------------------ --------
  1        5.00%           $10,500.00            4.39%            $10,439.00     $ 62.34
  2       10.25%           $11,025.00            8.97%            $10,897.27     $ 65.08
  3       15.76%           $11,576.25           13.76%            $11,375.66     $ 67.93
  4       21.55%           $12,155.06           18.75%            $11,875.05     $ 70.91
  5       27.63%           $12,762.82           23.96%            $12,396.37     $ 74.03
  6       34.01%           $13,400.96           29.41%            $12,940.57     $ 77.28
  7       40.71%           $14,071.00           35.09%            $13,508.66     $ 80.67
  8       47.75%           $14,774.55           41.02%            $14,101.69     $ 84.21
  9       55.13%           $15,513.28           47.21%            $14,720.75     $ 87.91
  10      62.89%           $16,288.95           53.67%            $15,367.00     $ 91.77

Total Gain Before
  Fees and Expenses        $ 6,288.95
Total Gain After Fees and Expenses                                $ 5,367.00
Total Annual Fees and Expenses                                                   $762.13




GALMMRA-SUP (6/30/05)

                                      3